As filed with the Securities and Exchange Commission August 12, 2016

File Nos. 033-01212 and 811-04450

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No._____

Post-Effective Amendment No. 45	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 46	[X]

FRANKLIN TEMPLETON GLOBAL TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

(650) 312-2000
(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	On August 19, 2016 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A AND PART B

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, this Post-Effective Amendment No. 45 to the Registrant‘s Registration Statement, is being filed for the sole purpose of designating August 19, 2016 as the new effective date upon which Post-Effective Amendment No. 44, as filed on June 15, 2016 (Accession #0000780379-16-000056), (“PEA 44”) shall become effective.

Accordingly, the prospectus and Statement of Additional Information of the Fund, as filed in PEA 44, are incorporated herein by reference in their entirety into this filing.

FRANKLIN TEMPLETON GLOBAL TRUST

FILE NOS. 033-01212

& 811-04450

PART C

OTHER INFORMATION

Item 28. Exhibits
The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i) Amended and Restated Agreement and Declaration of Trust dated May 21, 2007 Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A File No. 033-01212 Filing Date: March 6, 2008

(ii)

Certificate of Amendment of Agreement and Declaration of Trust of Franklin Templeton Global Trust dated October 21, 2008

Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A

File No. 033-01212

Filing Date: February 24, 2012

(b)	By-Laws

(i) Amended and Restated By-Laws dated May 21,2007 Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A File No. 033-01212 Filing Date: March 6, 2008

(c)	Instruments Defining Rights of Security Holders

(i)

Amended and Restated Agreement and Declaration of Trust

(a) Article III, Shares

(b) Article V, Shareholders’ Voting Powers and Meetings

(c) Article VI, Net Asset Value, Distributions, Redemptions and Transfers

(d) Article VIII, Certain Transactions: Section 4

(e) Article X, Miscellaneous – Section 4

(ii)

Amended and Restated By-Laws

(a) Article II, Meetings of Shareholders

(b) Article VI, Records and Reports: Section 1, 2 and 3

(c) Article VII, General Matters: Section 3, 4, 6, 7

(d) Article VIII, Amendment: Section 1

(iii) Part B, Statement of Additional information – Item 22

(d)	Investment Advisory Contracts

(i)

Investment Management Agreement between Registrant and Franklin Advisers, Inc. dated August 28, 1996

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 033-01212

Filing Date: February 27, 1998

(ii)

Addendum to Investment Management Agreement dated April 1, 2013 between Registrant and Franklin Adviser, Inc. dated August 28, 1996

Filing: Post-Effective Amendment No.38 to the Registration Statement on Form N-1A

File No. 033-01212

Filing Date: February 27, 2014

(e)	Underwriting Contracts

(i)

Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011

Filing: Post-Effective Amendment No.32 to the Registration Statement on Form N-1A

File No. 033-01212

Filing Date: February 25, 2011

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No.32 to the Registration Statement on Form N-1A

File No. 033-01212

Filing Date: February 25, 2011

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)

Custody Agreement between JPMorgan Chase Bank and Franklin Templeton Global Trust dated November 15, 1993

Filing: Post-Effective Amendment No. 14 to

Registration Statement on Form N-1A

File No. 033-01212

Filing Date: December 29, 1995

(ii)

Amendment dated May 1, 2001 to the Custody Agreement between Registrant and JPMorgan Chase Bank

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 033-01212

Filing Date: February 26, 2002

(h)	Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC,

Filing: Post-Effective Amendment No. 36 to Registration

Statement on Form N-1A

File No. 033-01212

Filing Date: February 27, 2013

(ii)

Amended and Restated Transfer Agent and Shareholder Services Agreement dated June 1, 2014 between Registrant and Franklin Templeton Investor Services, LLC

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 033-01212

Filing Date: February 26, 2015

(i)	Legal Opinion

(i) Legal Opinion and Consent of Counsel dated December 14, 1998 Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A File No. 033-01212 Filing Date: December 31, 1998

(j)	Other Opinions

Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

Not Applicable

(m)	Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 31 to

Registration Statement on Form N-1A

File No. 033-01212

Filing Date: December 30, 2009

(n)	Rule 18f-3 Plan

(i)

Multiple Class Plan on behalf of Franklin Templeton Hard Currency Fund dated September 17, 1996

Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A

File No. 033-01212

Filing Date: December 31, 1996

(p)	Code of Ethics

(i) Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A File No. 033-01212 Filing Date: February 26, 2015

(q)	Power of Attorney

(i) Powers of Attorney dated June 13, 2013 Filing: Post-Effective Amendment No.38 to the Registration Statement on Form N-1A File No. 033-01212 Filing Date: February 27, 2014

(ii) Power of Attorney dated October 1, 2014 for Mary C. Choksi Filing: Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A File No. 033-01212 Filing Date: February 26, 2015

Item 29.    Persons Controlled by or Under Common Control with Fund

None

Item 30.    Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

Item 31.    Business and Other Connections of the Investment Adviser

The officers and directors of Franklin Advisers, Inc. (Advisers), the Registrant's investment manager, also serve as officers and/or directors for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.    Principal Underwriters

(a)   Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin Alternative Strategies Fund

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin Custodian Funds

Franklin ETF Trust

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Global Trust

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin Investors Securities Trust

Franklin Managed Trust

Franklin Municipal Securities Trust

Franklin Mutual Series Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin Real Estate Securities Trust

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Tax-Free Trust

Franklin Templeton International Trust

Franklin Templeton Money Fund Trust

Franklin Templeton Variable Insurance Products Trust

Franklin U.S. Government Money Fund

Franklin Value Investors Trust

Institutional Fiduciary Trust

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Global Investment Trust

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Institutional Funds

(b) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No.008-05889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services, LLC at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 11th day of August, 2016.

FRANKLIN TEMPLETON GLOBAL TRUST

(Registrant)

BY:   /s/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Christopher J. Molumphy* Christopher J. Molumphy	President and Chief Executive Officer-Investment Management Dated: August 11, 2016

Laura F. Fergerson* Laura F. Fergerson	Chief Executive Officer-Finance and Administration Dated: August 11, 2016

Gaston Gardey* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer Dated: August 11, 2016

Harris J. Ashton* Harris J. Ashton	Trustee Dated: August 11, 2016

Mary C. Choksi*	Trustee
Mary C. Choksi	Dated: August 11, 2016

Edith E. Holiday* Edith E. Holiday	Trustee Dated: August 11, 2016

Gregory E. Johnson* Gregory E. Johnson	Trustee Dated: August 11, 2016

Rupert H. Johnson, Jr.* Rupert H. Johnson, Jr.	Trustee Dated: August 11, 2016

J. Michael Luttig* J. Michael Luttig	Trustee Dated: August 11, 2016

Frank A. Olson* Frank A. Olson	Trustee Dated: August 11, 2016

Larry D. Thompson* Larry D. Thompson	Trustee Dated: August 11, 2016

John B. Wilson* John B. Wilson	Trustee Dated: August 11, 2016

*By:  /s/Karen L. Skidmore

Karen L. Skidmore, Attorney-in-Fact

(pursuant to Power of Attorney previously filed)

FRANKLIN TEMPLETON GLOBAL TRUST

REGISTRATION STATEMENT

EXHIBIT INDEX

The following exhibits are attached:

None